CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Total	Preferred Stock	Preferred Stock Additional Paid-in Capital	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Common Class A	Common Class A Common Stock	Common Class A Additional Paid-In Capital	Preferred Class A	Preferred Class A Preferred Stock	Preferred Class A Preferred Stock Additional Paid-in Capital
BALANCE at Dec. 31, 2014	$ 114,185,091	$ 0	$ 0	$ 34,993	$ 222,059,527	$ (107,909,429)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation	$ 1,238,824				1,238,824
Exercise of stock options—net (in shares)	0
Net loss	$ (45,852,684)					(45,852,684)
BALANCE at Dec. 31, 2015	69,571,231	$ 0	0	$ 34,993	223,298,351	(153,762,113)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation	$ 1,649,282				1,649,282
Issuance of stock, net of costs							$ 40,425,196	$ 17,635	$ 40,407,561	$ 162,511,174	$ 17,000	$ 162,494,174
Exercise of stock options—net (in shares)	0
Net loss	$ (53,147,396)					(53,147,396)
Balance (in shares) at Dec. 31, 2016		17,000,000		52,628,000
BALANCE at Dec. 31, 2016	221,009,487	$ 17,000	162,494,174	$ 52,628	265,355,194	(206,909,509)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation	7,978,000				7,978,000
Issuance of stock (in shares)				13,250,000
Issuance of stock, net of costs	170,141,000			$ 13,000	170,128,000
Conversion of preferred stock to common at Initial Public Offering (in shares)		(17,000,000)		17,000,000
Conversion of preferred stock to common at Initial Public Offering	$ 0	$ (17,000)	(162,494,000)	$ 17,000	162,494,000
Exercise of stock options—net (in shares)	226,194			162,000
Exercise of stock options—net	$ 0			$ 0	0
Net loss	(19,431,000)					(19,431,000)
Balance (in shares) at Jun. 30, 2017		0		83,040,000
BALANCE at Jun. 30, 2017	$ 379,697,000	$ 0	$ 0	$ 83,000	$ 605,955,000	$ (226,341,000)